Derivative Liabilities - Schedule of Fair Value of Ratchet Feature Related to Convertible Debt and Warrants (Details) - USD ($)	Mar. 31, 2016	Jun. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value at the commitment date - convertible debt	$ 2,633,514
Fair value mark to market adjustment - convertible debt	2,848,158
Totals	$ 5,481,672